Other operating income and expense (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Schedule Of Other Operating Income And Expense
The following table details the Group's other operating income and expense:

	For the six months ended June 30,
	2025	2024
Other operating income
Net foreign exchange rate difference	49,321	623
Sale of carbon credits	17,621	—
Transition services to Polestar Times Technology	16,285	23,881
Sales of plant operation services to a related party	1,661	3,911
Other operating income	5,520	6,315
Total other operating income	90,408	34,730

Other operating expense
Restructuring costs[1]	13,629	—
Non-income tax expense	1,235	242
Transition services to Polestar Times Technology	947	4,143
Other operating expenses	4,522	8,432
Total other operating expense	20,333	12,817
1 - The restructuring costs are primarily related to severance costs.